Subsidiaries	12 Months Ended
Dec. 31, 2021
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Subsidiaries
23	Subsidiaries
The table below includes the Company’s principal subsidiaries as at December 31, 2021, determined as either contributing to 10% or more of the Group assets or revenues. The Company has other subsidiaries, however the assets and revenues did not exceed 10%, and the aggregate did not exceed 20% of the Group’s consolidated assets or revenues for the year ended

December 31, 2021:

Name	% Equity interest	Country of incorporation	Nature of business
Bayton Limited	100%	Malta	Gaming operations
Baytree Interactive Limited	100%	Guernsey	Gaming operations
Betway Limited	99.9%	Malta	Gaming operations
Pindus Holdings Limited	100%	Guernsey	Holding company

Certain subsidiary entities of the Group are not
wholly-owned.
Management has assessed the values of the
non-controlling
interests (‘NCI’) in these instances and determined them to be immaterial. Therefore, the Group has not reflected any NCI in these financial statements.